EXPENSES BY NATURE - Research and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Employee costs	$ (34,853)	$ (29,869)	$ (26,830)
Amortization costs intangible assets	(256)	(232)	(218)
Impairment losses intangible assets	0	0	(253)
Depreciation Property, plant and equipment and right of use assets	(1,260)	(1,449)	(1,636)
Direct Operating Expenses	(59,381)	(47,232)	(36,226)
Other indirect research and development costs	(4,617)	(4,365)	(3,751)
Total research and development costs	$ (100,367)	$ (83,147)	$ (68,914)
As percentage of net sales	(27.00%)	(28.00%)	(28.00%)